Cover	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity File Number	001-38022
Entity Registrant Name	MATINAS BIOPHARMA HOLDINGS, INC.
Entity Central Index Key	0001582554
Entity Tax Identification Number	46-3011414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1545 Route 206 South
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	(908)
Local Phone Number	484-8805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MTNB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable